INCOME TAXES - Operating Loss and Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Carryforwards
Net margins attributable to the Association	$ 17,533	$ (21,299)	$ 48,302	$ 6,284	$ 20,126	$ (4,099)	$ 40,451	$ 3,373	$ 24,511	$ 53,413	$ 64,236	$ 72,912
Federal
Carryforwards
Net operating loss carryforwards		406,400								406,400
Alternative Minimum Tax Credit Carryforwards
Carryforwards
Tax credit carryforwards		$ 3,800								$ 3,800